Investments in joint ventures - Summarized financial information relating to joint ventures (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017	Jan. 01, 2019
Disclosure of joint ventures [line items]
Sales and other operating revenues		$ 282,616	$ 303,738		$ 244,582
Profit (loss) before interest and taxation		11,706	19,378		9,474
Finance costs		3,489	2,528		2,074
Profit before taxation		8,154	16,723		7,180
Taxation		3,964	7,145		3,712
Profit (loss) for the year	[1],[2]	4,190	9,578		3,468
Other comprehensive income	[1],[2]	2,657	(1,980)		5,016
Total comprehensive income	[1],[2]	6,847	7,598		8,484
Non-current assets		213,135	210,866	[3]
Current assets		82,059	71,310
Total assets		295,194	282,176	[3]
Current liabilities		73,595	68,237	[3]
Non-current liabilities		120,891	112,391	[3]
Total liabilities		194,486	180,628	[3]
Net assets		100,708	101,548	[3]		$ 101,218
Investments in joint ventures accounted for using equity method		9,991	8,647	[3]
Joint ventures
Disclosure of joint ventures [line items]
Sales and other operating revenues		14,139	13,258		11,380
Profit (loss) before interest and taxation		975	1,396		1,394
Finance costs		111	85		100
Profit before taxation		864	1,311		1,294
Taxation		288	414		117
Profit (loss) for the year		576	897		1,177
Other comprehensive income		(6)	6		8
Total comprehensive income		570	903		$ 1,185
Non-current assets		13,408	10,399
Current assets		3,738	2,935
Total assets		17,146	13,334
Current liabilities		2,514	1,715
Non-current liabilities		4,676	3,017
Total liabilities		7,190	4,732
Net assets		9,956	8,602
Loans made by group companies to joint ventures		35	45
Investments in joint ventures accounted for using equity method		$ 9,991	$ 8,647

[1]	See Note 32 for further information.
[2]	See Note 32 for further information.
[3]	a Finance debt on the comparative balance sheet has been re-presented to align with the current period. See Note 1 for further information.